GOODWILL (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Impairment loss
Goodwill		7,700,569		$ 7,700,569
Goodwill, Impairment Loss			7,362,187	$ 6,244,555
Yundian [Member]
Asset Acquisition [Line Items]
Impairment loss	6,596,636		6,596,636
Code Beating [Member]
Asset Acquisition [Line Items]
Impairment loss	5,956,203		5,956,203
Yuanxing [Member]
Asset Acquisition [Line Items]
Impairment loss	$ 1,744,366		$ 1,744,366